Time Charter, Voyage and Port Terminal Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Time Charter, Voyage And Port Terminal Expenses [Abstract]
Time Charter Voyage and Port Terminal Expenses [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Fuel	$21,907	$19,550	$17,457
Time charter	3,587	5,932	5,359
Ports payroll and related costs	4,289	4,060	3,155
Docking expenses	2,720	2,831	2,049
Maritime and regulatory fees	965	1,210	1,677
Towing expenses	2,452	3,626	1,457
Office and general expenses	5,856	4,471	4,256

Total	$41,776	$41,680	$35,410